Equity and Remuneration to Shareholders	12 Months Ended
Dec. 31, 2017
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Equity and Remuneration to Shareholders
25.	EQUITY AND REMUNERATION TO SHAREHOLDERS

The Company’s issued and outstanding share capital on December 31, 2017, 2016 and 2015 is R$ 6,294, represented by 420,764,708 common shares and 838,076,946 preferred shares, all with nominal value of R$ 5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2017
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
Others
In Brazil	110,343,209	26	237,174,007	28	347,517,216	27
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2016
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
AGC Energia S.A.	84,357,856	20	—	—	84,357,856	7
Other	—	—	—	—	—	—
In Brazil	112,584,011	27	252,478,755	30	365,062,766	28
Foreign shareholders	9,351,399	2	580,737,963	69	590,089,362	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2015
	Common	%	Preferred	%	Total	%
Minas Gerais State	214,414,739	51	—	—	214,414,739	17
Other entities of M.G. State	56,703	—	10,418,812	1	10,475,515	1
AGC Energia S.A.	138,700,848	33	42,671,763	5	181,372,611	15
Others
In Brazil	58,127,167	14	179,358,041	21	237,485,208	18
Foreign shareholders	9,465,251	2	605,628,330	73	615,093,581	49

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

(a)	Earnings per share

In view of the capital increase described in more detail in subclause ‘e’ of this explanatory note, the calculation of the basic and diluted earnings taking into account the new shares that will potentially be subscribed, as follows:

Number of shares	2017	2016	2015
Common shares already paid up	420,764,708	420,764,708	420,764,708
Common shares to be paid up	66,849,505	—	—
Shares in treasury	(69)	(69)	(69)

	487,614,144	420,764,639	420,764,639

Preferred shares already paid up	838,076,946	838,076,946	838,076,946
Preferred shares to be paid up	133,061,442	—	—
Shares in treasury	(560,649)	(560,649)	(560,649)

	970,577,739	837,516,297	837,516,297

Total	1,458,191,883	1,258,280,936	1,258,280,936

Basic earnings per share

The Company’s preferred shares carry the right to a minimum mandatory dividend, as shown in more detail in item ‘c’.

The calculation of basic earnings per share is as follows:

	2017	2016	2015
Net income for the year	1,001	334	2,469
Minimum mandatory dividend for preferred shares from income for the period (item c)	486	204	422
Income not distributed arising from the net income for the year – preferred shares	333	87	1,221

Total of the earnings for the preferred shares (A)	819	291	1,643
Minimum mandatory dividend for the common shares	15	—	212
Income not distributed arising from the net income for the period – common shares	167	44	614

Total earnings for the common shares (B)	182	44	826
Basic earnings per preferred share ( A / number of preferred shares )	0.84	0.35	1.96
Basic earnings per common share ( B / number of common shares )	0.37	0.10	1.96

Diluted profit per share

The call and put options in shares of investees, described in more detail in Note 30, have potential to dilute the Company’s shares. The following shows the calculation of diluted profit per share:

	2017	2016	2015
Net income for the year	1,001	334	2,469
Total basic earnings for the preferred shares	819	291	1,643
Dilution effect related to the RME/Lepsa Option	—	(22)	—
Dilution effect related to the Ativas Option	—	(5)	—

Diluted earnings for the preferred shares (C)	819	264	1,643
Total earnings for the year for the common shares	182	43	826
Dilution effect related to the RME/Lepsa Option	—	(11)	—
Dilution effect related to the Ativas Option	—	(2)	—

Diluted earnings for the common shares (D)	182	30	826
Diluted earnings per preferred share ( C / No. of preferred shares )	0.84	0.32	1.96
Diluted earnings per common share ( D / No. of common shares )	0.37	0.07	1.96

Shareholders’ agreement

On August 1, 2011, the government of Minas Gerais State signed a Shareholders’ Agreement with AGC Energia S.A., with BNDES Participações S.A. as consenting party, valid for 15 years. The agreement maintained the State of Minas Gerais as dominant, sole and sovereign equity holder of the Company, and attributes to AGC Energia certain prerogatives for the purpose of contributing to the sustainable growth of the Company, among other provisions. On September 7, 2017 AGC Energia unilaterally resiled the Shareholders’ agreement.

(b)	Reserves

Capital reserves and Profit reserves are made up as follows:

Capital reserves and shares in Treasury	2017	2016	2015
Investment-related subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	69	69	69
Shares in treasury	(1)	(1)	(1)

	1,925	1,925	1,925

The Reserve for investment-related donations and subsidies basically refers to the compensation by the federal government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves	2017	2016	2015
Legal reserve	853	853	853
Statutory Reserve	57	57	57
Retained Earnings reserve	3,341	2,813	2,906
Incentives tax reserve	58	57	50
Reserve for mandatory dividends not distributed	1,420	1,420	797

	5,729	5,200	4,663

Legal Reserve

Constitution of the Legal Reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. The Company did not record Legal Reserve due to that reserve having reached its legal limit.

Statutory reserve

The Reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

The Retained Earnings Reserves are for profits not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortizations of loans and financings planned for 2018. The retentions are supported by capital budgets approved by the Board of Directors in the related periods.

Incentives Tax reserve

The federal tax authority (‘Receita Federal’) recognized the right of the subsidiaries Cemig D and Cemig GT to reduction of 75% in income tax, including the tax paid at the additional rate, calculated on the basis of the operating profit in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. The amount of the incentive recognized in the Statement of income was R$ 1 in 2017 (R$ 7 in 2016 and R$ 21 in 2015), and it was subsequently transferred to the Incentives Tax reserve. The amount of the Tax incentives reserve on December 31, 2017 was R$ 58 (R$ 57 at December 31, 2016). This reserve cannot be used for payment of dividends.

(c)	Dividends

Reserve for mandatory dividends not distributed

2017
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797

1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits.

Common dividends

Under its by-laws, Cemig is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in profits on the same conditions as the common shares. They have the right, when there is profit, to a minimum annual dividend equal to the greater of:

(a)	10% of their par value, and

(b)	3% of the portion of equity that they represent.

Under its by-laws, Cemig’s shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years when Cemig does not obtain sufficient profits to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951 and by State Law 15,290 of August 4, 2004.

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividend per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the profit to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Under the proposal for capital increase approved by the General Meeting of October 26, 2017 it was decided that the subscribed shares (described in more detail in subclause ‘e’ of this Note) have the full right to all benefits, including dividends and/or Interest on Equity, that are declared by the Company; and the calculations of the minimum dividends proposed for distribution to Shareholders already takes into account the full capitalization of the new preferred shares originating from the capital increase, to be assessed and completed on the occasion of the Extraordinary General Meeting to be called for ratification of the capital increase.

The calculation of the minimum dividends proposed for distribution to Shareholders as a result of the 2017, as mentioned in the previous paragraph, is as follows:

	2017	2016	2015
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,191	4,190	4,190
Nominal value of the preferred shares to be capitalized	665	—	—

	4,856	4,190	4,190

Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%

Amount of the dividends by the First payment criterion	486	419	419
Equity	14,326	12,930	12,984
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%

Portion of Equity represented by the preferred shares	9,538	8,609	8,645

Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%

Amount of the dividends by the Second payment criterion	286	258	259

Minimum Dividends required by the Bylaws for the preferred shares	486	419	419

Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	1,001	334	2,469
Mandatory dividends – 50% of Net income	500	167	1,235

In 2017 the mandatory minimum dividends under the by-laws for the preferred shares is R$ 486.

Allocation of Net income for 2017 – Management’s Proposal

The Board of Directors decided to propose to the annual General Meeting of Shareholders to be held on April 30, 2018 that the profit for 2018, in the amount of R$ 1,001, and retained earnings, of R$ 28, should be allocated as follows:

•	R$ 486 for payment of the mandatory minimum dividend to holders of preferred shares whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•	R$ 14 to payment of the mandatory minimum dividend to holders of common shares whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•	R$ 528 to be held in Equity in the Retained earnings reserve, to ensure the Company’s consolidated investments planned for 2018, as per capital budget.

•	R$ 1 to be held in Equity in the Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2017 in relation to the investments made in the region of Sudene.

(d)	Equity valuation adjustments

	2017	2016	2015
Deemed cost of PP&E	639	685	720
Accumulated Other Comprehensive Income
Variation in fair value of financial asset available for sale in jointly-controlled entity	—	37	18
Cumulative translation adjustments	—	—	63
Adjustments to actuarial liabilities – Employee benefits	(1,476)	(1,211)	(699)

Equity valuation adjustments	(837)	(489)	102

The amounts reported as deemed cost of the generation assets represent the fair value of the generation assets determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

(e)	Cemig’s capital increase proposal

On October 26, 2017, an Extraordinary Meeting of Shareholders unanimously decided to approve the proposal by the Board of Directors for a capital increase in the amount of R$ 1,000, through issuance of up to 199,910,947 new shares, each with par value of R$ 5.00, comprising up to 66,849,505 common shares and up to 133,061,442 preferred shares, at the price of R$ 6.57 per share.

All the shares resulting from this subscription will carry the same rights as the shares in the same class which originated the capital increase. The increase will be by private subscription, with preference for existing Shareholders to participate in proportion to their present holdings, as to 15.89% of a new share for each share they held at the end of the day that the EGM that approve the capital increase.

By December 31, 2017, R$ 1,215 had been subscribed by Shareholders, and a total of 14,945,429 shares had not been subscribed, comprising 13,139,679 ON (common) shares and 1,815,750 PN (preferred) shares. The Company expects to sell all of the remaining shares within the first quarter of 2018, by auction.

After this sale, the Company will submit to an Extraordinary General Meeting of Shareholders a proposal for verifying and ratification of increase in the Company’s share capital from R$ 6,294 to R$ 7,294.